August 11, 2005

BY ELECTRONIC SUBMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549
60 STATE STREET BOSTON, MA 02109 + 1 617 526 6000 + 1 617 526 5000 fax wilmerhale.com

Re:	Cynosure, Inc. Registration Statement on Form S-1

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Cynosure, Inc. (the “Company”) is a Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of Class A Common Stock of the Company.
This filing is being effected by direct transmission to the Commission’s EDGAR System. On August 9, 2005, in anticipation of this filing, the Company caused the filing fee of $8,828 to be wire transferred to the Commission’s account at the Mellon Bank in Pittsburgh.
The Registration Statement relates to the Company’s initial public offering of securities. It is the intent of the Company and the managing underwriters of the proposed offering to have the Registration Statement declared effective as early as possible.
Acceleration requests may be made orally, and the Company and the managing underwriters of the proposed offering have authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.
Please contact the undersigned or Corey C. DuFresne at (617) 526-6000 with any questions or comments you may have regarding this filing.

Very truly yours,
/s/ Jason L. Kropp
Jason L. Kropp
BALTIMORE BEIJING BERLIN BOSTON BRUSSELS LONDON MUNICH NEW YORK NORTHERN VIRGINIA OXFORD PALO ALTO WALTHAM WASHINGTON